Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Borrowings [abstract]
Convertible senior notes	€ 432,200	€ 407,100
Borrowings (excluding lease liabilities)	816,675
Lease liabilities	110,746
Trade payables, accrued expenses and other liabilities	99,829
Total financial liabilities	931,527	882,127
Total financial liabilities	1,027,250
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	432,190	407,095
Royalty funding liabilities	144,547	138,377
Borrowings (excluding lease liabilities)	576,737
Lease liabilities	95,902	€ 98,793
Trade payables, accrued expenses and other liabilities	99,829
Other liabilities (excluding income tax, indirect tax, and employee related payables)	302
Total financial liabilities	772,468
Within 1 year [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	18,902
Lease liabilities	14,802
Trade payables, accrued expenses and other liabilities	99,829
Total financial liabilities	133,533
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	759,073
Lease liabilities	51,632
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	810,705
After 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	38,700
Lease liabilities	44,312
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	€ 83,012